Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable
Loans	$ 278,452	$ 235,043
Allowance for loan losses	(2,792)	(2,594)
Deferred loan origination costs, net	1,215	841
Loans, net	276,875	233,290
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable
Loans	18,432	13,991
Construction and land development | Real Estate
Accounts, Notes, Loans and Financing Receivable
Loans	7,773	2,982
Residential | Real Estate
Accounts, Notes, Loans and Financing Receivable
Loans	137,539	118,316
Commercial | Real Estate
Accounts, Notes, Loans and Financing Receivable
Loans	48,814	41,978
Home equity
Accounts, Notes, Loans and Financing Receivable
Loans	46,742	45,245
Home equity | Real Estate
Accounts, Notes, Loans and Financing Receivable
Loans	46,742	45,245
Municipal
Accounts, Notes, Loans and Financing Receivable
Loans	2,144	1,478
Municipal | Real Estate
Accounts, Notes, Loans and Financing Receivable
Loans	6,344
Consumer
Accounts, Notes, Loans and Financing Receivable
Loans	$ 10,664	$ 11,053